[ING STATIONERY]

August 31, 2007

United States Securities and Exchange Commission 100 F Street NE, Room 1580 Washington, DC 20549

Re: File Nos. 333-________, 811-07935; Prospectus Name: ING Architect NY Variable Annuity

Ladies and Gentlemen:

Transmitted with this letter for filing under the Securities Act of 1933 via EDGAR is the Initial
Registration Statement on Form N-4 for certain deferred variable annuity contracts (the
“Contracts”) to be issued through ReliaStar Life Insurance Company of New York Separate
Account NY-B (the “Account”) by ReliaStar Life Insurance Company of New York (“RLNY”).
The Contracts are funded by the Account.

The registrant hereby acknowledges that:

·	the registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

·	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;
and

·	the registrant may not assert staff comments as a defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments.

Sincerely,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3404
Fax: (610) 425-3520

Issued by ReliaStar Life Insurance Company of New York